Wayne Hummer(R)
                               CorePortfolio Fund



photo of: Thomas J. Rowland

photo of: David D. Cox

Thomas J. Rowland
David D. Cox

Semi-Annual
Financial Statements (Unaudited)
September 30, 2001


Dear Fellow Shareholder:
The images of the horrific events of September 11th are still very fresh in our minds as we present the semi-annual financial statements of the Wayne Hummer CorePortfolio Fund. Our thoughts and prayers go out to the victims of this terrible tragedy.

The unfathomable depths of inhumanity witnessed that day delivered a shock to an already precarious U.S. economy and its financial markets. The financial markets remained closed for the balance of the week following the events of September 11th, the longest such closure since World War I. The national psyche has been greatly affected, and uncertainties pervade our daily lives. Most of us remain in a state of suspended disbelief from the tragedy of that day and its far-reaching consequences.

The net asset value of a Fund share decreased 27.2% from $10.21 on September 30, 2000 to $7.43 on September 30, 2001. If dividends were reinvested during this period, the decrease was 27.0%. During this same period, the total return for the S&P 500 Index of negative 26.6% essentially matched that of the Fund. For the first half of this fiscal year, on this same basis, the Fund decreased 6.6%, exceeding the negative 9.7% return of the S&P 500. Along with the performance results, we also display a listing of the holdings of the Fund, as well as a chart showing the allocation of the portfolio among the broad sectors of the economy. During the first half of the current fiscal year, the Fund's

Board of Trustees declared a dividend of $0.01 per share payable to shareholders on April 26th and a dividend of $0.01 per share payable on July 25th.

The certainty of recession is now a forgone conclusion, and may very well be dated as having begun this past summer. Nevertheless, we remain optimistic on the long-term prospects for the market. The Federal Reserve and U.S. government have already responded to these events with monetary and fiscal stimulus. We expect these bodies to continue to aggressively use their respective policy tools to stimulate growth. The impact on the economy may take some time, with year over year improvement unlikely before the third quarter of 2002. However, it is important to remember that the stock market generally anticipates such improvement six to nine months prior to its occurrence. In addition, assuming that the market ends this year with a negative return, it would be the second consecutive year with that outcome, and the first occurrence of two consecutive down years since 1973-1974. The S&P 500 hasn't fallen for three consecutive years since 1941.

The length of time needed to reform the current state of affairs is obviously an uncertainty. While the recent happenings are unparalleled, we need to remind ourselves that, based on history, there is an undeniable tendency for the market to eventually recover from crisis events. It is our belief that the fortitude of many will overcome the evil of a small terrorist element. Though not to minimize the gravity of the current situation, this nation has struggled through adversity before, and gone on to prosper. The unified spirit evident all around us leads us to expect that the outcome will be no different this time.

The Fund's strategy of offering a portfolio of the leading companies, in each of the major economic sectors of the S&P 500, is unchanged. We continue to feel that this disciplined and consistent approach will serve investors well over long-term holding periods.

We appreciate your continued confidence, and are pleased to be part of your long-term investment plan.


Sincerely,


/s/ Thomas J. Rowland                       /s/ David D. Cox


Thomas J. Rowland, CFA                      David D. Cox, CFA
President                                   Portfolio Manager
Wayne Hummer Investment Trust

October 29, 2001



"Standard& Poor's(R)" and "S&P" 500(R)" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by Wayne Hummer Management Company. The Wayne Hummer CorePortfolio Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Wayne Hummer CorePortfolio Fund.

PERFORMANCE COMPARISON

WAYNE HUMMER COREPORTFOLIO FUND VS. S&P 500 INDEX

Growth of $10,000 initial investment from inception (August 2, 1999) through September 30, 2001.

                  S&P 500                   COREPORTFOLIO
                                                     FUND

Aug 2 99             10000                           10000
                     9955.21                         9850
Sep 99               9682.28                         9520
                     10295                           10420
                     10504.3                         10540
                     11122.9                         11195.6
                     10564.1                         10855.2
                     10364.4                         10344.5
Mar 00               11378.1                         11506.1
                     11035.8                         10749.9
                     10809.3                         10439.3
                     11075.8                         10860.1
                     10902.6                         10830.1
                     11579.8                         11210.8
Sep 00               10968.4                         10229
                     10922                           10259
                     10061                           9557
                     10111                           9196
                     10469                           9397
                     9515                            8645
Mar 01               8912                            7993
                     9605                            8785
                     9669                            8825
                     9434                            8735
                     9341                            8595
                     8757                            7961
Sep 01               8050                            7469




                                                       SINCE INCEPTION DATE
  ANNUALIZED RETURNS FOR THE                             (AUGUST 2, 1999 -
  FOLLOWING PERIODS:                   1 YEAR           SEPTEMBER 30, 2001)


  WAYNE HUMMER
  COREPORTFOLIO FUND
  (assuming 2% sales charge)             (28.44%)             (12.61%)
---------------------------------------------------------------------------
  S&P 500 INDEX                          (26.62%)              (9.52%)
---------------------------------------------------------------------------



The graph compares an initial investment of $10,000 invested in the Wayne Hummer CorePortfolio Fund, adjusted for the maximum sales charge of 2%, with the S&P 500 Index. The S&P 500 is unmanaged and all returns include reinvestment of dividends and capital gain distributions. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS


  ASSET ALLOCATION BY ECONOMIC SECTOR AS OF 9/30/01:
  (% OF NET ASSETS)


Financials                           17.2%
Technology                           15.8%
Health Care                          14.5%
Consumer Staples                     11.8%
Consumer Cyclicals                   8.9%
Capital Goods                        8.0%
Communication Services               6.8%
Energy                               6.6%
Cash and Other                       4.3%
Utilities                            3.1%
Basic Materials                      2.3%
Transportation                       0.7%


  TOP 10 STOCK HOLDINGS AS OF 9/30/01: (% OF NET ASSETS)


 1. Citigroup Inc. (Banking)                                           7.3%
 2. American International Group, Inc. (Insurance)                     6.6%
 3. Microsoft Corporation (Computer Software & Services)               6.6%
 4. Pfizer Inc. (Health Care - Drugs)                                  6.4%
 5. General Electric Company (Electrical Equipment)                    6.1%
 6. Wal-Mart Stores, Inc. (Retail)                                     5.8%
 7. AOL Time Warner (Entertainment)                                    4.7%
 8. Johnson & Johnson (Health Care - Diversified)                      4.2%
 9. Exxon Mobil Corporation (Oil)                                      4.1%
10. Merck & Co., Inc. (Health Care - Drugs)                            3.9%




Portfolio holdings are subject to change and may not represent future portfolio composition.

PORTFOLIO CHANGES 10/1/01

As stated in the prospectus, the CorePortfolio Fund is rebalanced at the end of each quarter. Based on the September 30, 2001 market capitalization weightings of the Economic Sectors of the S&P 500 and of the individual stocks comprising the S&P 500, the following changes were made to the portfolio:

  ADDITIONS
Security                                   Economic Sector
Dow Chemical Company                       Basic Materials
El Paso Corporation                        Utilities

  DELETIONS
Security                                   Economic Sector
Alcoa Inc.                                 Basic Materials
AT&T Corporation                           Communication Services
AT&T Wireless Services Inc.                Communication Services
The Boeing Company                         Capital Goods
Cisco Systems, Inc.                        Technology
Chevron Corporation                        Energy
Enron Corp.                                Utilities
Ford Motor Company                         Consumer Cyclicals

FUND OVERVIEW

The investment objective of the Wayne Hummer CorePortfolio Fund (the "Fund") is to achieve long-term capital growth by investing in a passively-managed portfolio of large-cap stocks.

The Fund's prospectus contains detailed information about permissible investments.


SERVICES AVAILABLE TO SHAREHOLDERS

Systematic Investing
Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

Systematic Investment Plan
You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

Payroll Direct Deposit Plan
You may authorize your employer to deduct money from your payroll check and send it directly to the Fund.

Social Security and other Government Checks
By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


IRA or Retirement Plans
Shares of the Fund may be a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.


Internet Address: www.whummer.com
Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current prices for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.

CONTACT THE FUND OR YOUR INVESTMENT EXECUTIVE FOR MORE INFORMATION ON EACH OF THESE SERVICES.

Statements of Assets and Liabilities


                                         SEPTEMBER 30, 2001
                                                (UNAUDITED)      MARCH 31, 2001
  Assets
  Investments, at value:
    Unaffiliated issuers (Cost: $26,936,164
      and $26,032,492, respectively)            $22,552,136        $22,152,130
    Affiliated issuers (Cost: $1,017,227
      and $434,952, respectively)                 1,017,227            434,952
  Receivable for Fund Shares sold                    47,731             14,998
  Dividends receivable                               27,027             25,798
  Prepaid expenses                                    4,398                552
  Expenses reimbursable in excess of
    expense limitation                                2,000              2,200
------------------------------------------------------------------------------
  Total assets                                   23,650,519         22,630,630

  Liabilities and Net Assets
  Payable for Fund Shares redeemed                   65,466              - 0 -
  Due to Wayne Hummer Management Company              7,546              7,854
  Accrued liabilities                                12,713             19,835
------------------------------------------------------------------------------
  Total liabilities                                  85,725             27,689
------------------------------------------------------------------------------
  Net assets applicable to 3,172,864 and
    2,837,316 Shares outstanding, no par
    value, equivalent to $7.43 and $7.97
    per Share, respectively                     $23,564,794        $22,602,941
==============================================================================

  Analysis of Net Assets
  Paid in capital                               $31,190,477        $28,539,063
  Net unrealized depreciation of investments     (4,384,028)        (3,880,362)
  Undistributed net realized loss on
    sales of investments                         (3,285,845)        (2,084,526)
  Undistributed net investment income                44,190             28,766
------------------------------------------------------------------------------
  Net assets applicable to Shares outstanding   $23,564,794        $22,602,941
==============================================================================

  The Pricing of Shares
  Net asset value and redemption price per Share
    ($23,564,794 / 3,172,864 Shares outstanding
    and $22,602,941 / 2,837,316 Shares
    outstanding, respectively)                        $7.43              $7.97
==============================================================================
  Maximum offering price per Share (net asset
    value, plus 2.02% of net asset value or 2% of
    offering price)                                   $7.58              $8.13
==============================================================================


                See accompanying notes to financial statements.

Statements of Operations


                                           SIX MONTHS ENDED
                                         SEPTEMBER 30, 2001         YEAR ENDED
                                                 (UNAUDITED)    MARCH 31, 2001

  Investment Income:
  Dividends                                        $167,060           $242,934
  Interest                                            - 0 -             16,725
------------------------------------------------------------------------------
  Total investment income                           167,060            259,659

  Expenses:
  Management fees                                    49,690            106,483
  Professional fees                                   9,950             27,707
  Transfer agent fees                                11,400             23,900
  Registration fees                                  10,471             20,707
  Printing costs                                      6,403             12,875
  Custodian fees                                      5,549             10,300
  Portfolio accounting fees                           5,502             10,062
  Trustee fees                                        3,130              6,361
  Other                                                 936              2,062
------------------------------------------------------------------------------
  Total expenses                                    103,031            220,457
  Less reimbursement of expenses in excess of
    expense limitation                               (9,863)           (19,500)
------------------------------------------------------------------------------
  Net expenses                                       93,168            200,957
------------------------------------------------------------------------------
  Net investment income                              73,892             58,702
------------------------------------------------------------------------------

  Net realized loss on sales of investments      (1,201,319)        (1,927,550)
  Change in net unrealized depreciation
    and appreciation                               (503,666)        (7,490,069)
------------------------------------------------------------------------------
  Net loss on investments                        (1,704,985)        (9,417,619)
------------------------------------------------------------------------------

  Net decrease in net assets resulting
    from operations                             ($1,631,093)       ($9,358,917)
==============================================================================

                See accompanying notes to financial statements.

Statements of Changes in Net Assets

                                           SIX MONTHS ENDED
                                         SEPTEMBER 30, 2001         YEAR ENDED
                                                 (UNAUDITED)    MARCH 31, 2001


  Operations:
  Net investment income                             $73,892            $58,702
  Net realized loss on sales of investments      (1,201,319)        (1,927,550)
  Change in net unrealized depreciation            (503,666)        (7,490,069)
------------------------------------------------------------------------------
  Net decrease in net assets resulting
    from operations                              (1,631,093)        (9,358,917)

  Dividends to shareholders from:
  Net investment income                             (58,468)           (39,138)
  Net realized gain on investments                    - 0 -              - 0 -
------------------------------------------------------------------------------
  Total dividends to shareholders                   (58,468)           (39,138)

  Capital Share transactions:
  Proceeds from Shares sold                       3,962,750          7,283,426
  Shares issued upon reinvestment of dividends       57,638             38,506
------------------------------------------------------------------------------
                                                  4,020,388          7,321,932
  Less payments for Shares redeemed               1,368,974          2,303,519
------------------------------------------------------------------------------
  Increase from Capital Share transactions        2,651,414          5,018,413
------------------------------------------------------------------------------

  Total increase (decrease) in net assets           961,853         (4,379,642)

  Net assets:
  Beginning of period                            22,602,941         26,982,583
------------------------------------------------------------------------------
  End of period (including undistributed net
    investment income of $44,190 and
    $28,766, respectively)                      $23,564,794        $22,602,941
==============================================================================


                See accompanying notes to financial statements.

Financial Highlights
(For a Share outstanding throughout each period)

                              SIX MONTHS ENDED                    FOR THE PERIOD
                            SEPTEMBER 30, 2001       YEAR ENDED  AUGUST 2, 1999-
                                    (UNAUDITED)  MARCH 31, 2001   MARCH 31, 2000
  Net asset value,
    beginning of period                  $7.97           $11.49            $9.80

  Income from investment
  operations:
  Net investment income                   0.02             0.03             0.02
  Net realized and unrealized
    gains (losses) on investments        (0.54)           (3.53)            1.69
--------------------------------------------------------------------------------
  Total from investment operations       (0.52)           (3.50)            1.71

  Less distributions:
  Dividends from net
    investment income                    (0.02)           (0.02)           (0.02)
  Distributions from net realized
    gains on investments                 - 0 -             - 0 -            - 0 -
--------------------------------------------------------------------------------
  Total distributions                    (0.02)           (0.02)           (0.02)
--------------------------------------------------------------------------------

  Net asset value,
    end of period                        $7.43            $7.97           $11.49
================================================================================
  Total Return (a)                      (6.56%)          (30.53%)          17.41%

  Ratios and Supplementary Data
  Net assets, end of period ($000's)    23,565           22,603           26,983
  Ratio of total expenses to
    average net assets (b)               0.75%(c)          0.75%            0.75%(c)
  Ratio of net investment income
    to average net assets (b)            0.60%(c)          0.22%            0.30%(c)
  Portfolio turnover rate                  30%(c)            57%              37%(c)

  Notes to Financial Highlights:

  a.)  Excludes 2% sales charge.

  b.) During the six-month period ended September 30, 2001, and the fiscal periods ended March 31, 2001 and March 31, 2000, expenses in excess of the expense limitation were reimbursable from the Investment Adviser. Absent the expense limitation, the ratio of expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.08%, 0.08% and 0.04%, respectively.

  c.) Ratios have been determined on an annualized basis.


                See accompanying notes to financial statements.

Portfolio of Investments
September 30, 2001 (Unaudited)



                                           NUMBER OF SHARES                VALUE


Common Stocks (95.70%)

Basic Materials 2.28%
Alcoa Inc.                                            6,952             $215,582
Du Pont (E.I. ) de Nemours
  and Company                                         8,547              320,683
--------------------------------------------------------------------------------
                                                                         536,265

Capital Goods 8.01%
The Boeing Company                                    3,399              113,867
General Electric Company                             38,497            1,432,088
Tyco International Ltd.                               7,495              341,023
--------------------------------------------------------------------------------
                                                                       1,886,978

Communication Services 6.80%
AT&T Corporation                                     14,338              276,723
AT&T Wireless Services Inc. (a)                       4,451               66,498
SBC Communications Inc.                              13,882              654,120
Verizon Communications Inc.                          11,183              605,112
--------------------------------------------------------------------------------
                                                                       1,602,453

Consumer Cyclicals 8.94%
Ford Motor Company                                   11,359              197,079
The Home Depot, Inc.                                 14,234              546,159
Wal-Mart Stores, Inc.                                27,543            1,363,379
--------------------------------------------------------------------------------
                                                                       2,106,617

Consumer Staples 11.75%
AOL Time Warner Inc. (a)                             33,252            1,100,641
The Coca-Cola Company                                18,372              860,728
Philip Morris Companies Inc.                         16,724              807,602
--------------------------------------------------------------------------------
                                                                       2,768,971

Energy 6.62%
Chevron Corporation                                   2,300              194,925
Exxon Mobil Corporation                              24,807              977,396
Royal Dutch Petroleum
  Company (ADR) *                                     7,718              387,830
--------------------------------------------------------------------------------
                                                                       1,560,151

Financials 17.24%
American International
  Group, Inc.                                        19,903            1,552,434
Bank of America Corporation                          13,481              787,290
Citigroup Inc.                                       42,553            1,723,397
--------------------------------------------------------------------------------
                                                                       4,063,121

Health Care 14.51%
Johnson & Johnson                                    18,022              998,419
Merck & Co., Inc.                                    13,644              908,690
Pfizer Inc.                                          37,675            1,510,768
--------------------------------------------------------------------------------
                                                                       3,417,877


Technology 15.76%
Cisco Systems, Inc. (a)                              41,102             $500,622
International Business
  Machines Corporation                                9,701              895,402
Intel Corporation                                    37,721              769,131
Microsoft Corporation (a)                            30,279            1,549,376
--------------------------------------------------------------------------------
                                                                       3,714,531

Transportation 0.68%
Southwest Airlines Co.                                5,369               79,676
Union Pacific Corporation                             1,740               81,606
--------------------------------------------------------------------------------
                                                                         161,282

Utilities 3.11%
Duke Energy Corporation                              11,378              430,657
Enron Corp.                                          11,136              303,233
--------------------------------------------------------------------------------
                                                                         733,890
--------------------------------------------------------------------------------

Total Common Stocks
(Cost: $26,936,164)                                                   22,552,136
--------------------------------------------------------------------------------

Short-Term Investments (4.32%)

Investment in Affiliated Investment
Company (4.32%)
Wayne Hummer
  Money Market Fund
(Cost: $1,017,227)                                                     1,017,227
--------------------------------------------------------------------------------

Total Investments (100.02%)
(Cost: $27,953,391) (b)                                               23,569,363
Liabilities, less cash and
  other assets (-0.02%)                                                  (4,569)
--------------------------------------------------------------------------------

Net Assets (100.00%)                                                 $23,564,794
================================================================================



Notes to Portfolio of Investments:

(a)  Non-income producing security.

(b) Based on the cost of investments of $27,953,391 for federal income tax purposes at September 30, 2001, the aggregate gross unrealized appreciation was $503,855, the aggregate gross unrealized depreciation was $4,887,883 and the net unrealized depreciation of investments was $4,384,028.

*    American Depository Receipt


                See accompanying notes to financial statements.

Notes to Financial Statements


Organization:
Wayne Hummer Investment Trust (the "Trust") is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer CorePortfolio Fund (the "Fund"). The Fund commenced investment operations on August 2, 1999 and may issue an unlimited number of full and fractional units of beneficial interest (Shares) without par value. The investment objective of the Fund is to achieve long-term capital growth by investing in a passively-managed portfolio of large-cap stocks.

1. Significant Accounting Policies
Security Valuation
Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sale price on that day. If there has been no sale on such day, the last reported sale price prior to that day is utilized if such sale is between the closing bid and asked price of the current day. If the last price on a prior day is not between the current day's closing bid and asked price, then the value of such security is taken to be the mean between the current day's closing bid and asked price. Any unlisted security for which last sale information is not regularly reported is valued at the highest closing bid price determined on the basis of reasonable inquiry. Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

Security Transactions and Investment Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of money market instrument premium and discount.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

2. Fund Share Valuation and Dividends to Shareholders
Fund shares are sold subject to a 2% sales charge. Net asset value per Share generally is determined on each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Ordinary income dividends are normally declared and paid in April, July, October and December. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

3. Federal Income Taxes
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

The accumulated net realized loss on sales of investments for federal income tax purposes at March 31, 2001, amounting to $2,084,526, is available to offset future capital gains. If not applied, $156,976 of the loss carryforward expires in 2008 and $1,927,550 expires in 2009.

4. Transactions with Affiliates
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .40 of 1% of average daily net assets. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceeds 0.75% of the average daily net assets of the Fund. The Adviser is entitled to reimbursement from the Fund of any fees waived during the first five years of operations pursuant to an Expense Limitation Agreement if such reimbursements do not cause the Fund to exceed expense limitations. During the period ended September 30, 2001 and the year ended March 31, 2001, the Fund incurred management fees of $49,690 and $106,483, respectively, and the Investment Adviser was obligated to reimburse the Fund for excess expenses of $9,863 and $19,500, respectively.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses. The Investment Adviser agreed to waive its portfolio accounting fees attributed to the Fund until July 31, 2000.

The shareholders of the Investment Adviser are the Voting Members of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $71,330 and $133,887 from the sale of Fund Shares during the period ended September 30, 2001 and the year ended March 31, 2001, respectively, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in the Wayne Hummer Money Market Fund ("Money Fund"), an open-end investment company managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statements of Operations. Amounts relating to these investments were as follows:



                                           SIX MONTHS ENDED         YEAR ENDED
                                         SEPTEMBER 30, 2001     MARCH 31, 2001

  Purchases                                      $3,336,753           $545,286
  Sales Proceeds                                 $2,754,478           $110,334
  Dividend Income                                    $7,102             $1,284
  Value                                          $1,017,227           $434,952
  % of Net Assets                                      4.3%               1.9%


Certain trustees of the Fund are also officers or directors of the Investment Adviser or Voting Members of WHI. During the period ended September 30, 2001 and year ended March 31, 2001, the Fund made no direct payments to its officers or such affiliated trustees and incurred trustee fees for its disinterested trustees of $3,130 and $6,361, respectively.


5. Investment Transactions
Investment transactions (excluding short-term investments) are as follows:


                                           SIX MONTHS ENDED         YEAR ENDED
                                         SEPTEMBER 30, 2001     MARCH 31, 2001


  Purchases                                      $5,707,749        $19,960,435
  Proceeds
    from sales                                   $3,602,757        $14,889,315

6. Fund Share Transactions
Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares:


                                           SIX MONTHS ENDED         YEAR ENDED
                                         SEPTEMBER 30, 2001     MARCH 31, 2001
  Shares sold                                       492,576            719,697
  Shares issued upon
  reinvestment of
  dividends                                           6,806              3,762
------------------------------------------------------------------------------
                                                    499,382            723,459
  Shares redeemed                                  (163,834)          (234,139)
------------------------------------------------------------------------------
  Net increase in
  Shares outstanding                                335,548            489,320
==============================================================================


7. Federal Tax Status of 2001 Dividends
The income dividends are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations. An amount equal to 100% of ordinary income dividends paid during 2001 qualifies for the dividends-received deduction available to corporations as provided by the Internal Revenue Code.

Board of Trustees



Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss

Patrick B. Long
David P. Poitras

James J. Riebandt
Eustace K. Shaw




Start Investing Today...

For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive.


Chicago     Toll-free: 800-621-4477      Local: 312-431-1700
            300 South Wacker Drive       Chicago, Illinois 60606-6607

Appleton    Toll-free: 800-678-0833      Local: 920-734-1474
            200 East Washington Street   Appleton, Wisconsin 54911-5468

Internet    www.whummer.com



This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.



                       Logo: Wayne Hummer(R) Investments


                                   Distributor                             10/01





Logo: Wayne Hummer(R) Investments
300 South Wacker Drive
Chicago, Illinois 60606-6607

First Class Presort
U.S. Postage Paid
Permit No. 6325
Chicago, IL

Forwarding Service Requested

                                 Wayne Hummer(R)
                                   Growth Fund

photo: THOMAS J. ROWLAND

THOMAS J. ROWLAND

SEMI-ANNUAL
FINANCIAL STATEMENTS (UNAUDITED)
September 30, 2001

DEAR FELLOW SHAREHOLDER:
The images of the horrific events of September 11th, still fresh in our minds, confronted all of us with the most unfathomable depths of inhumanity imaginable. The thoughts and prayers of all of us go out to the victims of this terrible tragedy.

These events delivered a shock to an already precarious U.S. economy and its financial markets. The financial markets remained closed for the balance of the week following the events of September 11th, the longest such closure since World War I. The national psyche has been greatly affected, and uncertainties pervade our daily lives. Most of us remain in a state of suspended disbelief from the tragedy of that day and its far-reaching consequences, not the least of which, had there been doubts, is the certainty of recession.

The market's slide, beginning from its peak in March of 2000, initially accelerated after the terrorist attacks and corporate profit expectations were revised further downward as the repercussions from the tragedy reverberated across the economy. In the context of what has been a difficult period for the stock market, this report presents the semi-annual financial statements of the Wayne Hummer Growth Fund for the period ended September 30, 2001.

The net asset value of a Fund share decreased 21.8% from $42.72 on September 30, 2000 to $33.39 on September 30, 2001. If dividends as well as distributions from capital gains were reinvested during this period, the decrease was 17.3%. During this same period the total return for the Russell Midcap Index was negative 22.4%. For the first half of this fiscal year the return on this same basis was negative 6.9%, compared to negative 10.0% for the Russell Index. During the first half of the current fiscal year, the Fund's Board of Trustees declared a dividend of $0.03 per share and a capital gain distribution of $0.05 payable to shareholders on April 26th, and an additional dividend of $0.01 payable on July 25th.

Our task now is to determine, with a degree of uncertainty that is greater than normal, what the implications might be for the investment outlook. Conditions have certainly worsened since the acts of terrorism, but corporate profits have been under pressure since the fourth quarter of 2000. Federal monetary and fiscal stimulus had been implemented prior to recent events, and more will follow. Fed policy makers, in a series of nine interest rate cuts this year, have lowered the overnight bank lending target by 4.0 percentage points to 2.5%. This rate has not been below this level, on a monthly average basis, since 1962. Additionally, a further fiscal stimulus package was put in the works since the terrorist attacks. While year-over-year improvement is unlikely before the third quarter of 2002, the stock market generally anticipates such improvement six to nine months prior to its occurrence.

The two ultimate determinants of return for stock market investors are corporate earnings and the value which investors are willing to ascribe to those earnings, or the price/earnings (P/E) multiple. Over the long term, the average annual growth of corporate earnings has been 8%, and there is no reason to believe that the attacks on the World Trade Center and Pentagon will change this.

As is always the case, determining a proper P/E is more problematic. It is vital to develop a historical notion of P/E ranges because of their impact on investment returns. At various times, the market has ascribed different P/E ratios to the same magnitude of earnings. Thus, the P/E multiple can be thought of as a "sentiment" lever that is applied to corporate earnings, resulting in the price of stocks.

That the market's P/E traced a higher trend over the past decade was, in our view, justified. We recognize that much of the rise is attributable to speculative elements of the stock market, since corrected with the burst bubble of the technology/telecom/Internet craze. Even after adjusting for the impact of these companies, the market's P/E has traced a higher trend over the past decade. The reasons: less restricted global flows of capital and trade, a disciplined monetary policy, low inflation, and increased productivity.

We acknowledge that these four linchpins are now at risk, in varying degrees. But they will stay in place given the reasonable presumption that the collective will of a broad global coalition, each participant acting in enlightened self-interest, will reclaim a world thrown into a crisis of fear by a minority terrorist element. The U.S. and international responses to the September 11th terrorist attacks involve coordinated action of unprecedented magnitude.

The length of time needed to reform the current state of affairs is obviously an uncertainty. While the recent happenings are unparalleled, we need to remind ourselves that, based on history, there is an undeniable tendency for the market to recover from crisis events. Though not to minimize the gravity of the current situation, this nation has struggled through adversity before, and gone on to prosper. The unified spirit evident all around us leads us to expect that the outcome will be no different in this crisis. It is worth pointing out that, as of this writing, the S&P 500 has recovered to pre-attack levels.

Additionally, our view is that the profits recession has now been fully reflected in the stock market. Over the past twelve months, besides the Russell Midcap Index loss of 22.4%, the S&P 500 Index lost 26.6%, and the NASDAQ Composite lost 59.1%. Assuming that the market ends this year with a negative return, it would be the second consecutive year with that outcome, and the first occurrence of two consecutive down years since 1973-1974. Next year? The S&P hasn't fallen for three consecutive years since 1941.

As always, we are pleased to be a part of your long-term investment planning.

Sincerely,

/s/ Thomas J. Rowland

Thomas J. Rowland, CFA
President
Wayne Hummer Investment Trust

October 29, 2001

PERFORMANCE COMPARISON

WAYNE HUMMER GROWTH FUND VS. S&P 500 INDEX AND RUSSELL MIDCAP INDEX

Growth of $10,000 initial investment for a 10 year period ended September 30, 2001.

                                              RUSSELL
                        GROWTH FUND            MIDCAP            S&P 500

Sep-91                        10000             10000             10000
                              10601             10878             10838
                              10681             11048             10567
                              10604             11024             10756
Sep-92                        11242             11453             11106
                              11699             12656             11669
                              11743             13344             12173
                              11591             13554             12223
Sep-93                        11641             14280             12536
                              12118             14466             12912
                              11662             14038             12420
                              11522             13734             12462
Sep-94                        12047             14516             13075
                              12007             14163             13072
                              13183             15637             14344
                              13522             16945             15698
Sep-95                        14028             18448             16948
                              14988             19042             17967
                              15313             20188             18931
                              15592             20757             19769
Sep-96                        15876             21407             20378
                              16768             22660             22082
                              17091             22475             22674
                              19577             25522             26626
Sep-97                        21367             28911             28623
                              21830             29233             29448
                              24026             32393             33556
                              24034             31902             34664
Sep-98                        21082             27174             31214
                              25661             32183             37860
                              25557             32030             39745
                              28643             35512             42548
Sep-99                        26972             32461             39893
                              35455             38054             45825
                              36118             41891             46874
                              34141             40002             45629
Sep-00                        34472             42725             45187
                              34133             41193             41649
                              30616             36871             36713
                              32465             40381             38861
Sep-01                        28497             33171             33020



  ANNUALIZED RETURNS FOR THE
  FOLLOWING PERIODS:                   1 YEAR      5 YEAR        10 YEAR
================================================================================
  Wayne Hummer
  Growth Fund
  (assuming 2% sales charge)           (18.99%)     11.96%       11.04%
--------------------------------------------------------------------------------
  Russell Midcap Index                 (22.36%)      9.15%       12.74%
--------------------------------------------------------------------------------
  S&P 500 Index                        (26.62%)     10.23%       12.68%
--------------------------------------------------------------------------------

The graph compares an initial investment of $10,000 invested in the Wayne Hummer Growth Fund, adjusted for the maximum sales charge of 2%, with the S&P 500 and Russell Midcap Indices. The S&P 500 and Russell Midcap are unmanaged and all returns include reinvestment of dividends and capital gain distributions. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

 TOP 10 STOCK HOLDINGS AS OF 9/30/01: (% OF NET ASSETS)
================================================================================
 1.  Cardinal Health, Inc. (Distributors - Food and Health)...............  7.9%
 2.  Northern Trust Corporation (Banking).................................  5.2%
 3.  QUALCOMM Incorporated (Communications Equipment).....................  5.1%
 4.  Patterson Dental Company (Distributors - Dental Supplies
      and Equipment)......................................................  3.9%
 5.  Illinois Tool Works Inc. (Manufacturing - Diversified)...............  3.8%
 6.  H&R Block, Inc. (Commercial Services - Finance)......................  3.3%
 7.  McCormick & Company, Incorporated (Foods)............................  3.2%
 8.  Applied Materials, Inc. (Semiconductor Equipment)....................  3.2%
 9.  Avery Dennison Corporation (Manufacturing - Office Supplies
      and Forms)..........................................................  3.2%
10.  Fastenal Company (Distribution Wholesale - Building Supplies)........  2.8%

Portfolio holdings are subject to change and may not represent future portfolio composition.


PORTFOLIO CHANGES 4/1/01 - 9/30/01

                                                         SHARE     HOLDINGS
 ADDITIONS                                              CHANGE   ON 9/30/01
================================================================================
Apogent Technologies Inc................................65,000      140,000
Broadwing Inc..........................................100,000      100,000
Health Management Associates, Inc.......................30,000      150,000


                                                         SHARE     HOLDINGS
 REDUCTIONS                                             CHANGE   ON 9/30/01
================================================================================
Bacou USA, Inc..........................................65,000          -0-
C.R. Bard, Inc..........................................60,000          -0-
Ohio Casualty Corporation...............................70,000          -0-
PepsiCo, Inc............................................10,000       50,000
Thomas & Betts Corporation..............................40,000          -0-

FUND OVERVIEW

The investment objective of the Wayne Hummer Growth Fund (the "Fund") is to achieve long-term capital growth. An emphasis has been placed on identifying promising investments that would generally be characterized as mid-capitalization stocks.

The Fund's prospectus contains detailed information about permissible investments.


SERVICES AVAILABLE TO SHAREHOLDERS

  Systematic Investing
================================================================================
Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

SYSTEMATIC INVESTMENT PLAN
You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

PAYROLL DIRECT DEPOSIT PLAN
You may authorize your employer to deduct money from your payroll check and send it directly to the Fund.

SOCIAL SECURITY AND OTHER GOVERNMENT CHECKS
By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

  IRA or Retirement Plans
================================================================================
Shares of the Fund may be a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.

  Internet Address: www.whummer.com
================================================================================
Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current prices for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.

CONTACT THE FUND OR YOUR INVESTMENT EXECUTIVE FOR MORE INFORMATION ON EACH OF THESE SERVICES.

STATEMENTS OF ASSETS AND LIABILITIES

                                      SEPTEMBER 30, 2001
                                             (UNAUDITED)        MARCH 31, 2001
================================================================================

  ASSETS
  Investments, at value:
    Unaffiliated issuers (Cost: $76,722,481
      and $77,103,684, respectively)           $134,946,431       $148,830,201
    Affiliated issuers (Cost: $6,141,284 and
      $3,439,326, respectively)                   6,141,284          3,439,326
  Receivable for Fund Shares sold                    74,605             20,243
  Dividends receivable                              131,996            137,865
  Prepaid expenses                                    2,001              3,984
  Insurance deposit                                   3,846              3,846
--------------------------------------------------------------------------------
  Total assets                                  141,300,163        152,435,465

  LIABILITIES AND NET ASSETS
  Payable for Fund Shares redeemed                    1,000             48,853
  Due to Wayne Hummer Management Company             89,885             99,060
  Accrued liabilities                                37,300             70,545
--------------------------------------------------------------------------------
  Total liabilities                                 128,185            218,458
--------------------------------------------------------------------------------
  Net assets applicable to 4,227,563
    and 4,232,971 Shares outstanding,
    no par value, equivalent to $33.39
    and $35.96 per Share, respectively         $141,171,978       $152,217,007
================================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                               $79,993,431        $80,137,591
  Net unrealized appreciation of investments     58,223,950         71,726,517
  Undistributed net realized gain on sales
    of investments                                2,915,618            170,127
  Undistributed net investment income                38,979            182,772
--------------------------------------------------------------------------------
  Net assets applicable to Shares outstanding  $141,171,978       $152,217,007
================================================================================

  THE PRICING OF SHARES
  Net asset value and redemption price per Share
    ($141,171,978 / 4,227,563 Shares outstanding and
    $152,217,007 / 4,232,971 Shares outstanding,
    respectively)                                    $33.39             $35.96
================================================================================
  Maximum offering price per Share (net asset value,
    plus 2.02% of net asset value or 2% of
    offering price)                                  $34.07             $36.69
================================================================================

               See accompanying notes to the financial statements.

STATEMENTS OF OPERATIONS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2001         YEAR ENDED
                                             (UNAUDITED)     MARCH 31, 2001
================================================================================

  INVESTMENT INCOME:
  Dividends                                     $767,671         $1,483,955
  Interest                                         - 0 -            326,787
--------------------------------------------------------------------------------
  Total investment income                        767,671          1,810,742

  EXPENSES:
  Management fees                                590,157          1,278,368
  Professional fees                               22,200             84,637
  Transfer agent fees                             26,954             50,156
  Trustee fees                                    16,000             36,725
  Printing costs                                   6,000             31,059
  Custodian fees                                  14,076             29,181
  Registration fees                                8,401             23,869
  Portfolio accounting fees                       12,182             23,774
  Other                                            5,100             26,267
--------------------------------------------------------------------------------
  Total expenses                                 701,070          1,584,036
--------------------------------------------------------------------------------
  Net investment income                           66,601            226,706
--------------------------------------------------------------------------------

  Net realized gain on sales of investments    2,915,618          8,815,948
  Change in net unrealized appreciation      (13,502,567)       (36,635,627)
--------------------------------------------------------------------------------
  Net loss on investments                    (10,586,949)       (27,819,679)
--------------------------------------------------------------------------------

  Net decrease in net assets resulting
    from operations                         ($10,520,348)      ($27,592,973)
================================================================================

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2001          YEAR ENDED
                                             (UNAUDITED)      MARCH 31, 2001
================================================================================

  OPERATIONS:
  Net investment income                          $66,601           $226,706
  Net realized gain on sales of investments    2,915,618          8,815,948
  Change in net unrealized appreciation      (13,502,567)       (36,635,627)
--------------------------------------------------------------------------------
  Net decrease in net assets resulting
    from operations                          (10,520,348)       (27,592,973)

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                         (210,394)           (80,278)
  Net realized gains on investments             (170,127)       (16,666,904)
--------------------------------------------------------------------------------
  Total dividends to shareholders               (380,521)       (16,747,182)

  CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares sold                    3,720,560          7,105,700
  Shares issued upon reinvestment of dividends   364,974         16,082,952
--------------------------------------------------------------------------------
                                               4,085,534         23,188,652

  Less payments for Shares redeemed            4,229,694         12,296,423
--------------------------------------------------------------------------------
  Increase (decrease) from Capital Share
    transactions                               (144,160)         10,892,229
--------------------------------------------------------------------------------

  Total decrease in net assets               (11,045,029)       (33,447,926)

  NET ASSETS:
  Beginning of period                        152,217,007        185,664,933
--------------------------------------------------------------------------------
  End of period (including undistributed
    net investment income of $38,979
    and $182,772, respectively)             $141,171,978       $152,217,007
================================================================================

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS ENDED
                              SEPTEMBER 30, 2001     YEAR ENDED  MARCH 31, 2001
                                     (UNAUDITED)   2001     2000    1999    1998
================================================================================

  NET ASSET VALUE, BEGINNING OF PERIOD    $35.96  $46.83  $36.66  $36.10  $28.03

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.01    0.05    0.06    0.14    0.19
  Net realized and unrealized gains
    (losses) on investments                (2.49)  (6.73)  14.17    2.09   10.57
--------------------------------------------------------------------------------
  Total from investment operations         (2.48)  (6.68)  14.23    2.23   10.76

  LESS DISTRIBUTIONS:
  Dividends from net investment income (0.04) (0.02) (0.07) (0.16) (0.20) Distributions from net realized gains
    on investments                         (0.05)  (4.17)  (3.99) (1.51)  (2.49)
--------------------------------------------------------------------------------
  Total distributions                      (0.09)  (4.19)  (4.06) (1.67)  (2.69)
--------------------------------------------------------------------------------

  NET ASSET VALUE, END OF PERIOD          $33.39  $35.96  $46.83  $36.66  $36.10
================================================================================
  TOTAL RETURN (a)                       (6.92%)(15.23%) 41.33%    6.37%  40.57%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of period ($000's)    141,172 152,217 185,665  139,494 140,743
  Ratio of total expenses to average
    net assets                            0.89%(b) 0.91%  0.95%    0.94%   0.96%
  Ratio of net investment income to
    average net assets                    0.08%(b) 0.13%  0.15%    0.41%   0.58%
  Portfolio turnover rate                    6%(b)    9%    10%      12%      7%


  NOTES TO FINANCIAL HIGHLIGHTS:

     a.) Excludes sales charge of 2% which was effective August 1, 1999 for new accounts.
     b.)  Ratios have been determined on an annualized basis.



                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)

                      NUMBER OF SHARES         VALUE
====================================================
COMMON STOCKS (95.59%)

Basic Materials 2.67%
RPM, Inc.                      125,000    $1,181,250
Sonoco Products
  Company                      110,000     2,585,000
----------------------------------------------------
                                           3,766,250

CAPITAL GOODS 16.64%
Avery Dennison Corporation      95,000     4,494,450
Emerson Electric Co.            50,000     2,353,000
Fastenal Company                70,000     3,988,600
IDEX Corporation                50,000     1,382,500
Illinois Tool Works Inc.       100,000     5,411,000
Molex Incorporated Class A      70,000     1,701,000
Pall Corporation               120,000     2,334,000
Regal-Beloit Corporation       100,000     1,825,000
----------------------------------------------------
                                          23,489,550

COMMUNICATION SERVICES 2.57%
Broadwing Inc. (a)             100,000     1,608,000
Western Wireless
  Corporation Class A (a)       60,000     2,026,800
----------------------------------------------------
                                           3,634,800

CONSUMER CYCLICALS 13.65%
Autoliv, Inc.                   40,920       644,081
H&R Block, Inc.                120,000     4,627,200
Borders Group, Inc. (a)        120,000     2,298,000
Cintas Corporation              60,000     2,418,000
Devry, Inc. (a)                 50,000     1,795,000
The Gap, Inc.                   75,000       896,250
Interpublic Group of
  Companies, Inc.              185,000     3,774,000
LA-Z-Boy Incorporated          110,000     1,736,900
Royal Caribbean Cruises Ltd.   100,000     1,073,000
----------------------------------------------------
                                          19,262,431

CONSUMER STAPLES 7.31%
CVS Corporation                100,000     3,320,000
McCormick & Company,
  Incorporated                 100,000     4,580,000
PepsiCo, Inc.                   50,000     2,425,000
----------------------------------------------------
                                          10,325,000

ENERGY 1.45%
Burlington Resources, Inc.      60,000    $2,052,600
----------------------------------------------------

FINANCIALS 12.65%
AON Corporation                 67,500     2,835,000
Cincinnati Financial
  Corporation                   90,000     3,745,800
Northern Trust
  Corporation                  140,000     7,347,200
Old Republic International
  Corporation                  150,000     3,931,500
----------------------------------------------------
                                          17,859,500

HEALTH CARE AND
PHARMACEUTICALS 20.64%
Apogent Technologies Inc. (a)  140,000     3,346,000
Cardinal Health, Inc.          150,000    11,092,500
The Cooper Companies, Inc.      63,000     2,954,700
Health Management
  Associates, Inc. (a)         150,000     3,114,000
Patterson Dental Company (a)   150,000     5,529,000
STERIS Corporation (a)          60,000     1,179,600
Watson Pharmaceuticals,
  Inc. (a)                      35,000     1,914,850
----------------------------------------------------
                                          29,130,650

TECHNOLOGY 18.01%
ADC Telecommunications,
  Inc. (a)                     360,000     1,256,400
Applied Materials, Inc. (a)    160,000     4,550,400
Concord EFS, Inc. (a)           60,000     2,937,000
Fiserv, Inc. (a)                75,000     2,558,250
Kronos Incorporated (a)         60,000     2,463,000
Photronics, Inc. (a)           120,000     2,214,000
QUALCOMM Incorporated (a)      150,000     7,131,000
Sun Microsystems, Inc. (a)     280,000     2,315,600
----------------------------------------------------
                                          25,425,650

----------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $76,722,481)                      134,946,431
----------------------------------------------------

                                 VALUE
====================================================
SHORT-TERM INVESTMENTS (4.35%)
INVESTMENT IN AFFILIATED INVESTMENT
COMPANY (4.35%)
Wayne Hummer Money Market
  Fund (Cost: $6,141,284)                 $6,141,284
----------------------------------------------------

TOTAL INVESTMENTS (99.94%)
(Cost: $82,863,765) (b)                 $141,087,715
CASH AND OTHER ASSETS,
LESS LIABILITIES (0.06%)                      84,263
----------------------------------------------------

NET ASSETS (100.00%)                    $141,171,978
====================================================


NOTES TO PORTFOLIO OF INVESTMENTS:

(a) Non-income producing security.
(b) Based on the cost of investments of $82,863,765 for federal income tax purposes at September 30, 2001, the aggregate gross unrealized appreciation was $65,580,119, the aggregate gross unrealized depreciation was $7,356,169 and the net unrealized appreciation of investments was $58,223,950.


NOTES TO FINANCIAL STATEMENTS

ORGANIZATION:
Wayne Hummer Investment Trust (the "Trust"), is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Growth Fund (the "Fund"). The Fund commenced investment operations on December 30, 1983, and may issue an unlimited number of full and fractional units of beneficial interest (Shares) without par value. The investment objective of the Fund is to achieve long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sale price on that day. If there has been no sale on such day, the last reported sale price prior to that day is utilized if such sale is between the closing bid and asked price of the current day. If the last price on a prior day is not between the current day's closing bid and asked price, then the value of such security is taken to be the mean between the current day's closing bid and asked price. Any unlisted security for which last sale information is not regularly reported is valued at the highest closing bid price determined on the basis of reasonable inquiry. Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of money market instrument premium and discount.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

2. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Prior to August 1, 1999, the Fund Shares were sold and redeemed on a continuous basis at net asset value. Commencing August 1, 1999, Fund Shares are sold subject to a 2% sales charge for new accounts opened after that date. Net asset value per Share is generally determined on each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Ordinary income dividends are normally declared and paid in April, July, October, and December. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

3. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .80 of 1% on the first $100 million of average daily net assets, .65 of 1% of the next $150 million of average daily net assets and .50 of 1% of the average daily net assets in excess of $250 million. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceeds 1.50% of the average daily net assets of the Fund. During the period ended September 30, 2001, and the year ended March 31, 2001, the Fund incurred management fees of $590,157 and $1,278,368, respectively.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses.

The shareholders of the Investment Adviser are the Voting Members of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $33,788 and $66,571 from the sale of Fund Shares during the period ended September 30, 2001, and the year ended March 31, 2001, respectively, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in the Wayne Hummer Money Market Fund ("Money Fund"), an open-end investment company managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment

Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statements of Operations. Amounts relating to these investments were as follows:

                      SIX MONTHS ENDED    YEAR ENDED
                         SEPTEMBER 30,     MARCH 31,
                                  2001          2001
====================================================

  Purchases                 $9,983,944    $3,800,791
  Sales Proceeds            $7,281,986      $361,465
  Dividend Income              $68,343        $5,577
  Value                     $6,141,284    $3,439,326
  % of Net Assets                4.35%         2.26%

Certain trustees of the Fund are also officers or directors of the Investment Adviser or Voting Members of WHI. During the period ended September 30, 2001, and the year ended March 31, 2001, the Fund made no direct payments to its officers or such affiliated trustees and incurred trustee fees for its disinterested trustees of $16,000 and $36,725, respectively.

5. INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) are as follows:

                      SIX MONTHS ENDED    YEAR ENDED
                         SEPTEMBER 30,     MARCH 31,
                                  2001          2001
====================================================

  Purchases                 $4,173,838   $14,885,831
  Proceeds from sales       $7,470,659   $20,321,714



6. FUND SHARE TRANSACTIONS
Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares:

                      SIX MONTHS ENDED    YEAR ENDED
                         SEPTEMBER 30,     MARCH 31,
                                  2001          2001
====================================================

  Shares sold                  100,907       170,283
  Shares issued upon
  reinvestment of dividends      9,756       389,351
----------------------------------------------------
                               110,663       559,634

  Shares redeemed             (116,071)     (291,690)
----------------------------------------------------
  Net increase (decrease)
  in Shares outstanding         (5,408)      267,944
====================================================



7. FEDERAL TAX STATUS OF 2001 DIVIDENDS
The income dividends and short-term capital gain distributions are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations. An amount equal to 100% of ordinary income dividends paid during 2001 qualifies for the dividends-received deduction available to corporations as provided by the Internal Revenue Code.

BOARD OF TRUSTEES

Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss
Patrick B. Long
David P. Poitras
James J. Riebandt
Eustace K. Shaw


START INVESTING TODAY...

For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive.


CHICAGO     Toll-free: 800-621-4477   Local: 312-431-1700
300 South Wacker Drive   Chicago, Illinois 60606-6607

APPLETON    Toll-free: 800-678-0833   Local: 920-734-1474
200 East Washington Street   Appleton, Wisconsin 54911-5468

INTERNET    www.whummer.com



This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.


logo: Wayne Hummer Investments



         Distributor       10/01



logo: Wayne Hummer Investments

300 South Wacker Drive
Chicago, Illinois 60606-6607

First Class Presort
U.S. Postage PAID
Permit No. 6325
Chicago, IL

Forwarding Service Requested

                                 Wayne Hummer(R)
                                   Income Fund


photo: DAVID P. POITRAS

DAVID P. POITRAS

SEMI-ANNUAL
FINANCIAL STATEMENTS (UNAUDITED)
September 30, 2001

DEAR FELLOW SHAREHOLDER:
The following discussion with portfolio manager David Poitras details the factors and investment environment that influenced the Wayne Hummer Income Fund's performance during the six-month period ended September 30, 2001.

Q. PLEASE DESCRIBE THE BOND MARKET
ENVIRONMENT OVER THE PAST SIX MONTHS.
The backdrop for fixed income investments has been very good--slow economic growth, low inflation levels and declining interest rates. Concern over the economy prompted the Federal Reserve Bank to make a series of aggressive interest rate reductions this year. On October 2, the Fed's base lending rate, the federal funds rate, was 2.5%, down from 6.5% at the beginning of this year. Interest rates on treasury, agency, corporate and mortgage-backed securities fell in sympathy with both the slowing economy and the Fed's actions.

Q: HOW DOES THAT AFFECT THE WAYNE HUMMER INCOME FUND?
Bond prices are inversely tied to interest rates. When interest rates fall, bond prices rise and when rates rise, prices fall. Think of the situation this way: as interest rates fall, the higher-yielding issues within the Fund's portfolio become more desirable, and thus the prices rise. That translates into a higher share price of the Fund.

Q. HOW DID THE WAYNE HUMMER INCOME FUND PERFORM IN
THIS ENVIRONMENT?
Over the past six months, the Fund declared income dividends of $0.39 per share, equivalent to a distribution rate per share of 5.28%. The Fund's yield for the 30-day period ended September 30, was 4.77%.

For the six-month and one-year periods ended September 30, 2001, the Fund produced total returns--dividend income plus or minus changes in the Fund's share price--of 4.41% and 10.78%, respectively. The Fund's net asset value per share was $15.48, up from $15.21, on March 30, 2001. (The Fund's performance and portfolio holdings are detailed more fully within this semi-annual report.)

Q. WHAT FACTORS CONTRIBUTED TO THE WAYNE HUMMER INCOME FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
The performance of the Wayne Hummer Income Fund is always driven by two factors: interest earned on the Fund's portfolio of notes and bonds and changes in the value of the portfolio. Interest earned on the Fund's portfolio accounted for approximately 1/2 of the Fund's total return over the past six months. Appreciation of the bond holdings within the Fund's portfolio contributed the balance.

Q: HOW WAS THE FUND IMPACTED BY THE HORRIFIC EVENTS OF
SEPTEMBER 11, 2001?
Short and intermediate-term interest rates declined sharply immediately after the tragedy. The associated rise in note and bond prices carried through to the Fund's portfolio. Issues of the highest quality, such as treasuries and agencies, rallied the most. Corporate issues rallied to a lesser degree on the fear that the economy would suffer. Prices of a few of the Fund's lower-quality holdings were negatively affected by the attack.

Q: WHY DOES THE FUND OWN LOWER-QUALITY ISSUES?
Small allocations to this sector of the corporate bond market often enhance the return of the Fund, providing high yields without undue risk to the overall portfolio. We allocate a small percentage of the Fund's portfolio to this sector, 7.05% at September 30, 2001.

Q: WHAT STRATEGIES WILL YOU MOST LIKELY FOLLOW OVER THE NEXT
FEW MONTHS?
Interest rates are much lower now than they have been in several decades. Looking ahead, we will seek to protect the portfolio's value as much as practicable from an eventual rise in interest rates. The market will probably favor liquid, high-quality investments over the near-term. As a result, we will continue to heavily weight the Fund with high-quality investments such as treasury, agency and mortgage-backed securities. Most, if not all, of this plan is similar to our normal defensive strategy.

Q: ANY FINAL THOUGHTS FOR YOUR SHAREHOLDERS?
Negative stock market performance over the past 12 to 18 months has shown the value of allocating at least a portion of an investor's portfolio to fixed-income investments such as the Wayne Hummer Income Fund. Going into the final quarter of this difficult year, I urge all shareholders to contact their Investment Executive for a year-end review of their portfolios. Finally, I want to thank all shareholders for their loyalty to our firm and the Fund. We are proud to be a part of their financial program.

Sincerely,

/s/ David P. Poitras

David P. Poitras
Portfolio Manager
Wayne Hummer Income Fund

October 29, 2001

PERFORMANCE COMPARISON

WAYNE HUMMER INCOME FUND VS. MERRILL LYNCH U.S. CORPORATE AND GOVERNMENT 1-10 YEAR INDEX

Growth of $10,000 initial investment from inception (December 1, 1992) through September 30, 2001.


                                                        Merrill Lynch
                                                     U.S. Corporate and
                           Income Fund           Government 1-10 Year Index

Dec 92                         10000                        10000
                                9935                        10130
                               10327                        10531
                               10629                        10751
Sep 93                         10969                        11004
                               10997                        11022
                               10783                        10812
                               10615                        10751
Sep 94                         10644                        10836
                               10726                        10831
                               11231                        11303
                               11749                        11868
Sep 95                         11996                        12062
                               12393                        12491
                               12218                        12389
                               12287                        12462
Sep 96                         12469                        12681
                               12827                        12993
                               12747                        12987
                               13190                        13368
Sep 97                         13615                        13729
                               13984                        14025
                               14181                        14249
                               14452                        14518
Sep 98                         14995                        15158
                               15015                        15212
                               14854                        15184
                               14761                        15124
Sep 99                         14889                        15267
                               14847                        15283
                               15155                        15510
                               15288                        15767
Sep 00                         15715                        16216
                               16109                        16829
                               16674                        17392
                               16763                        17498
Sep 01                         17409                        18325


AVERAGE ANNUAL TOTAL RETURN


  WAYNE HUMMER INCOME FUND
================================================================


  Period Ended            Maximum 1%
  9/30/01                 Sales Charge

  1 Year                   9.68%
----------------------------------------------------------------
  5 Years                  6.69%
----------------------------------------------------------------
  12/1/92-9/30/01          6.48%
----------------------------------------------------------------

  MERRILL LYNCH U.S. CORPORATE AND GOVERNMENT 1-10 YEAR INDEX
================================================================


  Period Ended
  9/30/01

  1 Year                  13.01%
----------------------------------------------------------------
  5 Years                  7.64%
----------------------------------------------------------------
  12/1/92-9/30/01          7.10%
----------------------------------------------------------------

----------------------------------------------------------------
Note: This graph compares an initial $10,000 investment in Wayne Hummer Income Fund on December 1, 1992, adjusted for the maximum sales charge of 1%, with the Merrill Lynch U.S. Corporate and Government 1-10 Year Index, which is unmanaged. All returns include reinvested dividends. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

The investment philosophy of the Fund is to invest primarily in intermediate-term fixed-income securities.

  TOP 10 BOND HOLDINGS AS OF 9/30/01:
=================================================================

 1. U.S. Treasury Note, 6.13%, 08/15/07
 2. Federal National Mortgage Association, 7.13%, 02/15/05
 3. Federal National Mortgage Association, 6.63%, 11/15/10
 4. Federal Home Loan Mortgage Corporation, 7.10%, 04/10/07
 5. U.S. Treasury Note, 6.50%, 08/15/05
 6. United Air Lines, Incorporated, 9.76%, 05/27/06
 7. NYNEX Corporation, 9.55%, 05/01/10
 8. Canadian Pacific Limited, 8.85%, 06/01/22
 9. Federal Home Loan Mortgage Corporation, 8.00%, 04/15/22
10. Federal Home Loan Mortgage Corporation, 7.50%, 11/15/08

The top ten holdings comprise 45.9% of net assets.


  PORTFOLIO COMPOSITION AS OF 9/30/01: (% OF NET ASSETS)
=================================================================


 43%  CORPORATE BONDS
 34%  U.S. GOVERNMENT AND AGENCY BONDS
 17%  MORTGAGE-BACKED SECURITIES
  1%  PREFERRED STOCK
  5%  CASH AND OTHER

Portfolio holdings are subject to change and may not represent future portfolio composition.

FUND OVERVIEW

The investment objective of the Wayne Hummer Income Fund (the "Fund") is to achieve as high a level of current income as is consistent with prudent investment management. The Fund invests primarily in intermediate-term corporate and U.S. government and agency securities.

The Fund's prospectus contains detailed information about permissible investments.


SERVICES AVAILABLE TO SHAREHOLDERS

  SYSTEMATIC INVESTING
================================================================================
Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

SYSTEMATIC INVESTMENT PLAN
You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

PAYROLL DIRECT DEPOSIT PLAN
You may authorize your employer to deduct money from your payroll check and send it directly to the Fund.

SOCIAL SECURITY AND OTHER GOVERNMENT CHECKS
By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

  IRA OR RETIREMENT PLANS
================================================================================
Shares of the Fund may be a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.

  INTERNET ADDRESS: WWW.WHUMMER.COM
================================================================================
Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current prices for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.

CONTACT THE FUND OR YOUR INVESTMENT EXECUTIVE FOR MORE INFORMATION ON EACH OF THESE SERVICES.

STATEMENTS OF ASSETS AND LIABILITIES

                                      SEPTEMBER 30, 2001
                                             (UNAUDITED)     MARCH 31, 2001

  ASSETS
  Investments, at value:
    Unaffiliated issuers (Cost: $17,023,711
      and $16,697,500, respectively)         $17,417,706        $16,783,377
    Affiliated issuers (Cost: $341,399 and
      $3,430, respectively)                      341,399              3,430
  Interest receivable                            267,106            281,609
  Receivable for Fund Shares sold                  - 0 -              7,372
  Receivable for investments sold                  8,856          1,087,481
  Prepaid expenses                                11,801             12,698
----------------------------------------------------------------------------
  Total assets                                18,046,868         18,175,967

  LIABILITIES AND NET ASSETS
  Payable for Fund Shares redeemed                 5,000              - 0 -
  Payable for investment purchased                 - 0 -            771,356
  Dividends payable                               12,669              9,834
  Due to Wayne Hummer Management Company           7,314              7,520
  Accrued liabilities                             11,492             16,580
----------------------------------------------------------------------------
  Total liabilities                               36,475            805,290
----------------------------------------------------------------------------
  Net assets applicable to 1,163,249 and
    1,141,693 Shares outstanding, no par value,
    equivalent to $15.48 and $15.21 per
    Share, respectively                      $18,010,393        $17,370,677
============================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                            $18,486,144        $18,150,438
  Net unrealized appreciation of investments     393,995             85,877
  Accumulated net realized loss on
    sales of investments                        (869,746)          (865,638)
----------------------------------------------------------------------------
  Net assets applicable to Shares outstanding$18,010,393        $17,370,677
============================================================================

  THE PRICING OF SHARES
  Net asset value and redemption price per
    Share ($18,010,393 / 1,163,249 Shares
    outstanding and $17,370,677 / 1,141,693
    Shares outstanding, respectively)             $15.48             $15.21
============================================================================
  Maximum offering price per Share (net asset
    value, plus 1.01% of net asset value or 1%
    of offering price)                            $15.64             $15.36
============================================================================


                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2001         YEAR ENDED
                                             (UNAUDITED)     MARCH 31, 2001

  INVESTMENT INCOME:
  Interest                                      $542,193         $1,205,346
  Dividends                                        9,293              - 0 -
----------------------------------------------------------------------------
  Total investment income                        551,486          1,205,346

  EXPENSES:
  Management fees                                 43,479             86,778
  Transfer agent fees                             12,000             23,836
  Portfolio accounting fees                        8,669             16,976
  Printing costs                                   5,700             13,020
  Registration fees                                8,684             12,609
  Custodian fees                                   5,869              7,840
  Trustee fees                                     3,300              4,115
  Other                                            1,200              1,880
----------------------------------------------------------------------------
  Total expenses                                 100,001            187,727
----------------------------------------------------------------------------
  Net investment income                          451,485          1,017,619
----------------------------------------------------------------------------

  Net realized loss on sales of investments       (8,207)           (57,470)
  Change in net unrealized appreciation          308,118            695,105
----------------------------------------------------------------------------
  Net gain on investments                        299,911            637,635
----------------------------------------------------------------------------

  Net increase in net assets resulting from
    operations                                  $751,396         $1,655,254
============================================================================


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2001         YEAR ENDED
                                             (UNAUDITED)     MARCH 31, 2001

  OPERATIONS:
  Net investment income                         $451,485         $1,017,619
  Net realized loss on sales of investments       (8,207)           (57,470)
  Change in net unrealized appreciation          308,118            695,105
----------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                              751,396          1,655,254
----------------------------------------------------------------------------

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                         (447,386)        (1,011,715)

  CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares sold                      947,019          1,064,341
  Shares issued upon reinvestment of dividends   339,878            770,733
----------------------------------------------------------------------------
                                               1,286,897          1,835,074
  Less payments for Shares redeemed              951,191          3,140,851
----------------------------------------------------------------------------
  Increase (decrease) from Capital Share
    transactions                                 335,706         (1,305,777)
----------------------------------------------------------------------------

  Total increase (decrease) in net assets        639,716           (662,238)

  NET ASSETS:
  Beginning of period                         17,370,677         18,032,915
----------------------------------------------------------------------------
  End of period                              $18,010,393        $17,370,677
============================================================================
                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                         SEPTEMBER 30, 2001         YEAR ENDED MARCH 31,
                                (UNAUDITED)    2001     2000   1999    1998

  NET ASSET VALUE, BEGINNING
    OF PERIOD                        $15.21  $14.65   $15.21 $15.38  $14.66

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.39    0.86     0.90   0.89    0.94
  Net realized and unrealized gains (losses)
    on investments                     0.27    0.56    (0.56) (0.17)   0.72
----------------------------------------------------------------------------
  Total from investment operations     0.66    1.42     0.34   0.72    1.66

  LESS DISTRIBUTIONS:
  Dividends from net investment
    income                            (0.39)  (0.86)   (0.90) (0.89)  (0.94)

  NET ASSET VALUE, END OF PERIOD     $15.48  $15.21   $14.65 $15.21  $15.38
============================================================================
  TOTAL RETURN (a)                    4.41%  10.02%    2.03%  4.74%  11.25%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of period ($000's) 18,010  17,371   18,033 20,327  21,304
  Ratio of total expenses to average
    net assets                      1.15%(b)  1.08%    1.02%  1.01%   1.01%
  Ratio of net investment income to
    average net assets              5.18%(b)  5.85%    5.78%  5.78%   6.00%
  Portfolio turnover rate             20%(b)    37%      11%    37%     28%


  NOTES TO FINANCIAL HIGHLIGHTS:
  (a) Excludes sales charge of 1%, which was effective August 1, 1999 for new accounts.
  (b) Ratios have been determined on an annualized basis.

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)


                                               PRINCIPAL AMOUNT            VALUE

CORPORATE OBLIGATIONS (42.9%)

AUTO & MACHINERY (2.5%)
Johnson Controls, Inc.,
7.70%, 3/1/15                                          $410,000         $442,972
--------------------------------------------------------------------------------

BANKS & FINANCE (7.0%)
Ameritech Capital Funding Corporation,
5.95%, 1/15/38                                          250,000          257,665
Commercial Credit Company,
6.63%, 6/1/15                                           200,000          203,948
Ford Motor Credit Company,
6.13%, 1/09/06                                          300,000          300,423
Wells Fargo & Company,
7.65%, 3/15/05                                          360,000          394,592
St. Paul Bancorp, Inc.,
7.13%, 2/15/04                                          100,000          104,974
--------------------------------------------------------------------------------
                                                                       1,261,602

INSURANCE (1.5%)
Continental Corp.,
7.25%, 3/1/03                                           260,000          268,570
--------------------------------------------------------------------------------

OIL AND GAS (4.0%)
Northwest Natural Gas Company,
6.80%, 5/21/07                                          200,000          214,334
Devon Energy Corporation,
10.25%, 11/1/05                                         436,000          513,011
--------------------------------------------------------------------------------
                                                                         727,345

PAPER & RELATED PRODUCTS (4.3%)
Champion International Corporation,
6.40%, 2/15/26                                          500,000          515,965
Mead Corporation,
6.84%, 3/1/37                                           250,000          259,807
--------------------------------------------------------------------------------
                                                                         775,772

PUBLISHING (2.7%)
The Washington Post Company,
5.50%, 2/15/09                                          500,000          490,720
--------------------------------------------------------------------------------

TELECOMMUNICATIONS (4.5%)
Mountain States Telephone & Telegraph Co.,
5.50%, 6/1/05                                           269,000          266,523
NYNEX Corporation,
9.55%, 5/1/10                                           456,333          544,661
--------------------------------------------------------------------------------
                                                                         811,184

TRANSPORTATION (6.9%)
Canadian Pacific Limited,
8.85%, 6/1/22                                           500,000          536,465
United Air Lines, Inc.,
9.76%, 5/27/06                                          777,095          711,190
--------------------------------------------------------------------------------
                                                                       1,247,655


                                               PRINCIPAL AMOUNT            VALUE

OTHER (9.5%)
Browning-Ferris Industries, Inc.,
6.38%, 1/15/08                                         $500,000         $468,625
Crown, Cork & Seal Company, Inc.,
8.38%, 1/15/05                                          200,000           90,000
Eastman Kodak Company,
9.75%, 10/1/04                                          428,000          486,255
Inco Ltd., Convertible Debenture,
7.75%, 3/15/16                                          500,000          483,750
Union Carbide Corp.,
6.79%, 6/1/25                                           170,000          180,463
--------------------------------------------------------------------------------
                                                                       1,709,093
--------------------------------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS
(Cost: $7,749,398)                                                     7,734,913
--------------------------------------------------------------------------------

MUNICIPALITY - TAXABLE (1.4%)
Virginia State Housing Development
Authority, 7.95%, 5/1/13
(Cost: $254,866)                                        250,000          255,948
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (17.1%)
COLLATERALIZED MORTGAGE OBLIGATIONS (5.8%)
Federal Home Loan Mortgage Corporation
7.50%, 11/15/08                                         500,000          520,815
8.00%, 4/15/22                                          500,000          527,755
--------------------------------------------------------------------------------
                                                                       1,048,570

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.6%)
8.50%, 5/1/17                                           101,715          109,667
--------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.7%)
8.00%, 12/1/22                                           71,371           75,917
7.00%, 1/1/27                                           390,522          405,991
--------------------------------------------------------------------------------
                                                                         481,908

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (8.0%)
6.50%, 12/15/23                                         270,473          278,814
6.50%, 10/15/24                                         436,640          450,114
8.00%, 7/20/27                                          422,002          443,372
7.00%, 7/15/29                                          255,412          264,722
--------------------------------------------------------------------------------
                                                                       1,437,022
--------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
(Cost: $3,012,595)                                                     3,077,167
--------------------------------------------------------------------------------

                                               PRINCIPAL AMOUNT            VALUE

U.S. GOVERNMENT AND AGENCY ISSUES (34.5%)
U.S. Treasury Note,
5.75%, 8/15/03                                         $450,000         $473,873
Federal National Mortgage Association,
7.13%, 2/15/05                                        1,050,000        1,158,517
U.S. Treasury Note,
6.50%, 8/15/05                                          700,000          771,470
Federal Home Loan Mortgage Corp.,
7.10%, 4/10/07                                          750,000          845,505
U.S. Treasury Note,
6.13%, 8/15/07                                        1,450,000        1,597,480
Federal National Mortgage Association,
6.63%, 11/15/10                                         950,000        1,045,931
U.S. Treasury Note,
7.50%, 11/15/16                                         250,000          307,302
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY ISSUES
(Cost:                                             $  5,882,402)       6,200,078
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
PREFERRED STOCK (0.8%)
Harris Preferred Capital
Corporation, 7.38%                                        4,000           99,400
Virginia Power Capital
Trust I, 8.05%                                            2,000           50,200
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(Cost: $124,450)                                                         149,600
--------------------------------------------------------------------------------



                                                                           VALUE

SHORT-TERM INVESTMENTS (1.9%)

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (1.9%)
Wayne Hummer Money Market Fund
(Cost: $341,399)                                                    $    341,399
--------------------------------------------------------------------------------


TOTAL INVESTMENTS (98.6%)                                             17,759,105
(Cost: $17,365,110) (a)

CASH AND OTHER ASSETS,
LESS LIABILITIES (1.4%)                                                  251,288
--------------------------------------------------------------------------------


NET ASSETS (100.0%)                                                 $ 18,010,393
================================================================================




NOTE TO PORTFOLIO OF INVESTMENTS:

(a) Based on the cost of investments of $17,365,110 for federal income tax purposes at September 30, 2001, the aggregate gross unrealized appreciation was $661,299, the aggregate gross unrealized depreciation was $267,304 and the net unrealized appreciation of investments was $393,995.


NOTES TO FINANCIAL STATEMENTS

ORGANIZATION:
Wayne Hummer Investment Trust (the "Trust") is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Income Fund (the "Fund"). The Fund commenced investment operations on December 1, 1992, and may issue an unlimited number of full and fractional units of beneficial interest (Shares) without par value. The investment objective of the Fund is to achieve as high a level of current income as is consistent with prudent capital management.

1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities for which no market quotations are available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having a remaining maturity of less than 60 days are valued at cost (or, if purchased more than 60 days prior to maturity, the market value on the 61st day prior to maturity) adjusted for amortization of premiums and accretion of discounts.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date. Interest income is determined on an accrual basis, adjusted for amortization of premiums and accretion of discounts. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

2. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Prior to August 1, 1999, the Fund Shares were sold on a continuous basis at net asset value. Effective August 1, 1999, the Fund Shares are sold subject to a 1% sales charge for new accounts opened after this date. Net asset value per Share generally is determined on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Dividends from net investment income are declared daily and distributed monthly. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences primarily relate to differing treatments for mortgage-backed securities.

3. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

The accumulated net realized loss on sales of investments for federal income tax purposes at March 31, 2001, amounting to $865,638, is available to offset future capital gains. If not applied, $594,108 of the loss carryforward expires in 2003, $51,741 expires in 2004, $129,493 expires in 2005, $38,730 expires in 2008 and $51,566 expires in 2009.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .50 of 1% of the first $100 million of average daily net assets, .40 of 1% of the next $150 million and .30 of 1% of the average daily net assets in excess of $250 million. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fundordinary operating expenses, including the fee of the Investment Adviser, exceed 1.50% of the average daily net assets of the Fund. During the period ended September 30, 2001 and the year ended March 31, 2001, the Fund incurred management fees of $43,479 and $86,778, respectively.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses.

The shareholders of the Investment Adviser are the Voting Members of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $4,889 and $3,483 from the sale of Fund Shares during the period ended September 30, 2001 and the year ended March 31, 2001, respectively, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in Wayne Hummer Money Market Fund ("Money Fund"), an open-end investment company managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statements of Operations. Amounts relating to these investments were as follows:


                                                 SIX MONTHS                YEAR
                                                      ENDED               ENDED
                                              SEPTEMBER 30,           MARCH 31,
                                                       2001                2001

Purchases                                        $3,101,584          $1,024,566
Sales Proceeds                                   $2,763,615          $1,021,136
Dividend Income                                  $    3,593          $    1,248
Value                                            $  341,399          $    3,430
% of Net Assets                                       1.90%               0.02%

Certain trustees of the Fund are also officers or directors of the Investment Adviser or Voting Members of WHI. During the period ended September 30, 2001 and the year ended March 31, 2001, the Fund made no direct payments to its officers or such affiliated trustees and incurred trustee fees for its disinterested trustees of $3,300 and $4,115, respectively.

5. INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) are as follows:

                                                 SIX MONTHS                YEAR
                                                      ENDED               ENDED
                                              SEPTEMBER 30,           MARCH 31,
                                                       2001                2001

  Purchases                                      $2,110,884          $6,373,893
  Proceeds from sales                            $1,732,115          $7,935,286

6. FUND SHARE TRANSACTIONS
Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares:

                                                 SIX MONTHS                YEAR
                                                      ENDED               ENDED
                                              SEPTEMBER 30,           MARCH 31,
                                                       2001                2001

  Shares sold                                        61,784              71,584
  Shares issued upon
  reinvestment of dividends                          22,251              52,262
--------------------------------------------------------------------------------
                                                     84,035             123,846
  Shares redeemed                                   (62,479)           (212,684)
--------------------------------------------------------------------------------
  Net increase (decrease) in
  Shares outstanding                                 21,556             (88,838)
================================================================================

7. FEDERAL TAX STATUS OF 2001 DIVIDENDS
The income dividend is taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with the U.S. Treasury Department regulations.

BOARD OF TRUSTEES

Steven R. Becker
Chairman
Charles V. Doherty
Joel D. Gingiss
Patrick B. Long
David P. Poitras
James J. Riebandt
Eustace K. Shaw


START INVESTING TODAY...

For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive.


CHICAGO     Toll-free: 800-621-4477   Local: 312-431-1700
300 South Wacker Drive   Chicago, Illinois 60606-6607

APPLETON    Toll-free: 800-678-0833   Local: 920-734-1474
200 East Washington Street   Appleton, Wisconsin 54911-5468

INTERNET    www.whummer.com



This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.


logo: Wayne Hummer Investments



         Distributor       10/01



logo: Wayne Hummer Investments

300 South Wacker Drive
Chicago, Illinois 60606-6607

First Class Presort
U.S. Postage PAID
Permit No. 6325
Chicago, IL

Forwarding Service Requested

                                 Wayne Hummer(R)
                                Money Market Fund

Semi-Annual
Financial Statements (Unaudited)
September 30, 2001






Photo of: David P. Poitras

David P. Poitras





Dear Fellow Shareholder:
We are pleased to present the semi-annual financial statements of the Wayne Hummer Money Market Fund (the "Fund") for the six-month period ended September 30, 2001.

The backdrop impacting the Wayne Hummer Money Fund over the past six months was dominated by rapidly declining interest rates. Concern over the slowing economy prompted the Federal Reserve Bank to make nine interest rate cuts this year, the latest occurring on October 2. At the time of this writing, the Fed's base lending rate, the federal funds rate, stands at 2.5%, down from 6.5% at the beginning of this year. The yield on the Wayne Hummer Money Fund has fallen as a result of the Federal Reserve Bank's actions.

The seven-day average yield on the Fund's portfolio for the period ended September 30, 2001, was 2.80%; if dividends were reinvested the effective yield was 2.83%. Since these figures represent historical data, future yields may be higher or lower. Net assets under management at the end of the period totaled $415,074,932.

We continue to follow a conservative approach to portfolio management, investing exclusively in those short-term, fixed-income securities that present the Fund with minimal credit risk. In other words, all investments are of the highest credit quality.

We allocate a large percentage of the Fund's portfolio to commercial paper - about 57% as of September 30, 2001. Commercial paper offers superior yields and high-credit quality, thus the heavy portfolio weighting. We allocate the balance of the portfolio to short-term corporate notes, U. S. government agency securities and bankers acceptances.

Generally, we maintain an average portfolio maturity between 30 and 60 days, ensuring a prudent balance of both superior liquidity and high yield. Please refer to the following pages for detailed statements of the Fund's performance, portfolio of investments and financial condition.

We appreciate your continued support and ask that you call or write us if you have any questions about the Fund or your account.

Sincerely,



/s/ David P. Poitras
David P. Poitras
Portfolio Manager
Wayne Hummer Money Market Fund

October 29, 2001

An investment in the Wayne Hummer Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields are historical, may fluctuate, and do not guarantee future performance.

Automatic Investing

This graph illustrates investing $100, $200, and $500 a month at a hypothetical annual fixed investment return of 5% over a period of 20 years.


Line Chart:

              $100 per month    $200 per month   $500 per month
5 Years                 6829             13658            34145
10 Years               15593             31186            77964
15 Years               26840             53680           134200
20 Years               41274             82548           206371


This illustration does not reflect an actual investment in the Wayne Hummer Money Market Fund.

Even people with modest income can build significant invested assets over time. Automatic investing provides an easy way for you to start accumulating wealth. You can have as little as $100 deducted from your paycheck, government check or from a bank, savings and loan or credit union account every month. Contact the Fund or your Investment Executive for complete details.

Of course, automatic investing does not assure a profit and does not protect against loss in a declining market. Your actual return may be less than the amount shown in this illustration.

Fund Overview

Established April 2,1982, the primary objective of the Wayne Hummer Money Market Fund (the "Fund") is to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. The Fund is designed for short-term cash management and for investors who need stability of principal. The Fund seeks to maintain a stable $1.00 net asset value per share at all times. It is possible to lose money by investing in the Fund.

The Fund's prospectus contains detailed information about permissible investments.


Services Available to Shareholders

Systematic Investing
Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

Systematic Investment Plan
You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

Payroll Direct Deposit Plan
You may authorize your employer to deduct money from your payroll check and send it directly to the Fund.

Social Security and other Government Checks
By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

IRA or Retirement Plans
Shares of the Fund may be a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.

Checkwriting Privileges
After completing a request for checkwriting privileges, you may write an unlimited number of checks (minimum of $500 per check) at no charge. Your full investment in the Fund will continue to earn dividends until your check is presented to our bank for collection. A checkwriting authorization card will be sent to you upon request.

Internet Address: www.whummer.com
Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current rates for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.


Contact your Investment Executive or the Fund for more information on each of these services.

Statements of Assets and Liabilities




                                     September 30, 2001
                                            (Unaudited)     March 31, 2001

  Assets
  Investments, at amortized cost           $417,181,412       $422,004,576
  Cash                                           55,721             99,175
  Interest receivable                         1,075,949          1,373,743
  Receivable for Fund Shares sold             2,499,839          4,841,531
  Prepaid expenses                               20,591             30,092
  Insurance deposit                              18,775             18,775
--------------------------------------------------------------------------
  Total assets                              420,852,287        428,367,892

  Liabilities and Net Assets
  Payable for investment purchased            3,154,235              - 0 -
  Payable for Fund Shares redeemed            2,179,076          5,289,713
  Dividends payable                             223,757            310,250
  Due to Wayne Hummer Management Company        170,965            177,832
  Accrued liabilities                            49,322             90,430
--------------------------------------------------------------------------
  Total liabilities                           5,777,355          5,868,225
--------------------------------------------------------------------------
  Net assets applicable to Shares
     outstanding, equivalent to
     $1.00 per Share                       $415,074,932       $422,499,667
==========================================================================


Statements of Operations

                                        Six months ended
                                      September 30, 2001         Year ended
                                             (Unaudited)     March 31, 2001

  Interest Income                             $8,726,923       $23,570,921
  Expenses:
  Management fees                              1,031,335         1,854,057
  Transfer agent fees                            105,501           198,500
  Shareholder service agent fees                  11,749           155,900
  Professional fees                               48,894           110,360
  Printing costs                                  25,578           106,540
  Custodian fees                                  34,300            64,500
  Registration fees                               39,600            60,333
  Trustee fees                                    29,078            40,500
  Portfolio accounting fees                       14,721            29,202
  Insurance costs                                  9,000            22,300
  Other                                            9,000            18,000
--------------------------------------------------------------------------
  Total expenses                               1,358,756         2,660,192
--------------------------------------------------------------------------

  Net increase in net assets resulting
  from operations                             $7,368,167       $20,910,729
==========================================================================

                 See accompanying notes to financial statements.

Statements of Changes in Net Assets

                                        Six months ended
                                      September 30, 2001         Year ended
                                             (Unaudited)     March 31, 2001

  Operations:
  Net investment income                       $7,368,167        $20,910,729
  Dividends to shareholders from net
    investment income                         (7,368,167)       (20,910,729)

  Capital Share transactions
  (dollar amounts and number
   of Shares are the same):
  Proceeds from Shares sold                  554,890,323      1,077,425,721
  Shares issued upon reinvestment
  of dividends                                 7,191,184         20,103,098
---------------------------------------------------------------------------
                                             562,081,507      1,097,528,819
  Less payments for Shares redeemed         (569,506,242)    (1,036,215,781)
---------------------------------------------------------------------------
  Increase (decrease) from Capital
    Share transactions                        (7,424,735)        61,313,038

  Net assets:
  Beginning of period                        422,499,667        361,186,629
---------------------------------------------------------------------------
  End of period                             $415,074,932       $422,499,667
===========================================================================


Financial Highlights
(For a Share outstanding throughout each period)
                                   Six months ended
                                 September 30, 2001            Year ended March 31,
                                        (Unaudited)       2001       2000      1999      1998

  Net asset value, beginning of period        $1.00      $1.00      $1.00     $1.00     $1.00

  Income from investment operations:
  Net investment income                        0.02       0.05       0.05      0.04      0.04
  Less dividends from net
    investment income                         (0.02)     (0.05)     (0.05)    (0.04)    (0.04)

  Net asset value, end of period              $1.00      $1.00      $1.00     $1.00     $1.00
=============================================================================================
  Total Return                                1.79%      5.81%      4.85%     4.82%     5.07%

  Ratios and Supplementary Data
  Net assets, end of period ($000's)        415,075    422,500    361,187   350,973   298,908
  Ratio of total expenses to average
    net assets                             0.65%(a)      0.72%      0.72%     0.71%     0.72%
  Ratio of net investment income to
    average net assets                     3.54%(a)      5.64%      4.74%     4.70%     4.96%
=============================================================================================

Note to Financial Highlights:
a) Ratios have been determined on an annualized basis.

                See accompanying notes to financial statements.

Portfolio of Investments
September 30, 2001 (Unaudited)

                                                                           Value


Commercial Paper (56.5%)

Aerospace/Defense (2.4%)
General Dynamics Corp.
3.53%, 10/11/01                                                       $9,990,333
--------------------------------------------------------------------------------

Banking (7.5%)
Banc One Financial Corporation
3.09% - 3.55%, 10/03/01 - 10/04/01                                    16,246,483
Northern Trust Corporation
3.54%, 11/06/01                                                       14,947,800
--------------------------------------------------------------------------------
                                                                      31,194,283

Brokerage (3.0%)
Merrill Lynch & Co., Inc.
3.45%, 10/15/01                                                       12,483,472
--------------------------------------------------------------------------------

Business Finance (5.4%)
General Electric Capital Corp.
3.49%, 10/18/01                                                       13,642,802
General Motors Acceptance Corp.
2.95%, 10/26/01                                                        3,263,415
National Rural Utilities Cooperative
Finance Corp., 3.50%, 10/12/01                                         5,688,996
--------------------------------------------------------------------------------
                                                                      22,595,213

Computers (1.6%)
Hewlett-Packard Company
2.44%, 10/24/01                                                        6,529,972
--------------------------------------------------------------------------------

Consumer Products (1.5%)
Kimberly-Clark Corporation
3.45%, 10/11/01                                                        6,294,050
--------------------------------------------------------------------------------

Electric and Gas Utilities (8.3%)
Duke Energy Corporation
3.45%, 10/11/01                                                        9,990,556
Laclede Gas Company
2.64% - 3.66%, 10/09/01 - 11/05/01                                    17,966,694
--------------------------------------------------------------------------------
                                                                      27,957,250

Insurance (3.4%)
Marsh & McLennan Companies, Inc.
3.52%, 10/10/01                                                       14,137,725
--------------------------------------------------------------------------------

Manufacturing (4.8%)
Illinois Tool Works Inc.
3.07%, 10/04/01                                                       12,981,721
Parker-Hannifin Corporation
3.50%, 10/11/01                                                        6,993,292
--------------------------------------------------------------------------------
                                                                      19,975,013



                                                                           Value
Oil and Gas (4.7%)
--------------------------------------------------------------------------------
Chevron Transport Corp.
3.10% - 3.69%, 10/19/01 - 11/16/01                                   $19,640,923
Northern Illinois Gas Co.
3.74%, 03/19/02                                                        6,448,212
--------------------------------------------------------------------------------
                                                                      26,089,135

Personal Finance (2.6%)
American Express Credit Corporation
3.52%, 10/09/01                                                       10,991,518
--------------------------------------------------------------------------------

Pharmaceuticals (2.7%)
Schering Corp.
3.46% - 3.56%, 11/01/01 - 11/07/01                                    11,024,339
--------------------------------------------------------------------------------

Publishing - Newspapers (3.5%)
Tribune Company
3.50% - 3.52%, 10/04/01 - 10/05/01                                    14,389,704
--------------------------------------------------------------------------------

Retail (2.8%)
Wal-Mart Stores, Inc.
3.14%, 10/03/01                                                       11,428,032
--------------------------------------------------------------------------------

Miscellaneous (2.3%)
SBC Communications, Inc.
2.40%, 12/19/01                                                        4,476,794
Snap-On Incorporated
4.15%, 10/22/01                                                        5,187,624
--------------------------------------------------------------------------------
                                                                       9,664,418
--------------------------------------------------------------------------------
Total Commercial Paper                                               234,744,457
================================================================================

U.S. Government Agency
Issues (35.8%)
Federal Farm Credit Banks
2.75% - 3.84%, 10/01/01                                                6,200,000
Federal Home Loan Banks
2.57% - 5.13%, 10/17/01 - 07/18/02                                    53,584,971
Federal Home Loan
Mortgage Corporation
2.66% - 3.58%, 10/01/01 - 01/03/02                                    37,041,393
Federal National Mortgage
Association, 2.10% - 4.17%,
10/12/01 - 11/08/01                                                   51,587,872
--------------------------------------------------------------------------------
Total U.S. Government
Agency Issues                                                        148,414,236
================================================================================

                                                                           Value

Corporate Notes (6.5%)

Banking (0.8%)
Bank One Corporation
3.76%, 06/15/02                                                       $3,401,686
--------------------------------------------------------------------------------

Brokerage (0.2%)
Merrill Lynch & Co., Inc.
6.64%, 10/12/01                                                        1,000,111
--------------------------------------------------------------------------------

Business Finance (0.9%)
Ford Motor Credit Corporation
3.77%, 10/15/01                                                        1,100,536
General Electric Capital Corp.
3.61%, 04/15/02                                                          737,260
Pitney Bowes Credit Corporation
3.87%, 10/01/01                                                        2,000,000
--------------------------------------------------------------------------------
                                                                       3,837,796

Food (2.2%)
Archer-Daniels-Midland Company
3.60%, 05/01/02                                                        7,272,960
Sara Lee Corporation
3.90%, 11/01/01                                                        2,004,142
--------------------------------------------------------------------------------
                                                                       9,277,102

Publishing - Newspapers (1.6%)
Tribune Company
2.70% - 5.33%, 10/15/01 - 6/30/02                                      6,420,173
--------------------------------------------------------------------------------

Retail (0.8%)
Wal-Mart Stores, Inc.
3.51% - 3.69%, 08/01/02                                                3,124,602
--------------------------------------------------------------------------------
Total Corporate Notes                                                 27,061,470
================================================================================



Bankers Acceptance (1.7%)
Fifth Third Bank, Cincinnati, OH
3.85% - 4.22%, 10/26 /01 - 12/03/01                                   $6,961,249
--------------------------------------------------------------------------------

Total Investments (100.5%)                                           417,181,412

Liabilities, less cash and
other assets (-0.5%)                                                 (2,106,480)
--------------------------------------------------------------------------------
Net Assets (100.0%)                                                 $415,074,932
================================================================================



Notes to Portfolio of Investments:

(a) Interest rates represent annualized yield to date of maturity on date of purchase.

(b) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amounts.

(c) The average weighted maturity of the portfolio is 39 days at September 30, 2001.

                 See accompanying notes to financial statements.

Notes to Financial Statements



Organization:
On July 30, 1999, the Wayne Hummer Money Fund Trust ("Predecessor Fund") was reorganized as the Wayne Hummer Money Market Fund, a separate portfolio of Wayne Hummer Investment Trust (the "Trust"), solely to change its form of legal entity. The Trust is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, the Wayne Hummer CorePortfolio Fund, the Wayne Hummer Growth Fund, the Wayne Hummer Income Fund and the Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Money Market Fund (the "Fund"). The Predecessor Fund commenced investment operations on April 2, 1982. The Fund may issue an unlimited number of full and fractional units of beneficial interest ("Shares") without par value. The investment objective of the Fund is to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity.

1. Significant Accounting Policies
Security Valuation
Investments are stated at value. The Fund utilizes the amortized cost method to determine value. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per Share net asset value and the net asset value as calculated by valuing the Portfolio securities based upon market quotations, if available, or otherwise based upon a matrix system approved by the Board of Trustees, or if there is any other deviation which the Fund believes would result in a material dilution to shareholders or purchasers, the Board of Trustees of the Fund promptly will consider what action should be taken.

Security Transactions and Investment Income
Security transactions are accounted for on the trade date. Investment income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

2. Fund Share Valuation and Dividends to Shareholders
Fund Shares are sold and redeemed on a continuous basis at net asset value. Net asset value per Share generally is determined on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding. Dividends are declared daily and distributed monthly in the form of additional Shares at net asset value unless the shareholder elects to have dividends paid in cash, in which case they are credited monthly to the shareholder's brokerage account with Wayne Hummer Investments L.L.C.

3. Federal Income Taxes
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

4. Transactions with Affiliates
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"), and a Distribution Agreement and a Shareholder Service

Agreement with Wayne Hummer Investments ("Distributor and Shareholder Service Agent"). The shareholders of the Investment Adviser are the Voting Members of the Distributor and Shareholder Service Agent. For advisory and management services and facilities furnished, the Fund pays fees on a declining annual basis ranging from .50 of 1% on the first $500 million of average daily net assets to .275 of 1% of average daily net assets in excess of $2.5 billion. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceed 1% of average daily net assets on an annual basis. During the period ended September 30, 2001, and the year ended March 31, 2001, the Fund incurred management fees of $1,031,335 and $1,854,057, respectively. Pursuant to an Exemptive Order of the Securities and Exchange Commission, Shares of the Fund may be purchased by the Wayne Hummer CorePortfolio Fund, Growth Fund and Income Fund ("Affiliated Funds"). The Investment Adviser is obligated to waive any advisory fees it earns as a result of investments by Affiliated Funds.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses. The Fund reimburses the Shareholder Service Agent for the approximate cost of processing Fund Share transactions and maintaining shareholder accounts.

Certain trustees of the Fund are also officers or directors of the Investment Adviser or Voting Members of the Distributor and Shareholder Service Agent. During the period ended September 30, 2001, and the year ended March 31, 2001, the Fund made no direct payments to its officers and incurred trustee fees for its disinterested trustees of $29,078 and $40,500.

5. Federal Tax Status of 2001 Dividends
The income dividends are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be declared on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations.

Board of Trustees

Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss

Patrick B. Long
David P. Poitras

James J. Riebandt
Eustace K. Shaw



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For further information on any of the funds or fund services or to discuss which
Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive.



Chicago     Toll-free: 800-621-4477      Local: 312-431-1700
            300 South Wacker Drive       Chicago, Illinois 60606-6607

Appleton    Toll-free: 800-678-0833      Local: 920-734-1474
            200 East Washington Street   Appleton, Wisconsin 54911-5468

Internet    www.whummer.com

This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.

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                                   Distributor                             10/01



Logo: Wayne Hummer(R) Investments
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Chicago, Illinois 60606-6607


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